INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2018
INVENTORIES
Schedule of composition of inventories

Details	12.31.2018	12.31.2017
	ThCh$	ThCh$
Raw materials (1)	86,102,495	78,216,172
Finished goods	37,213,848	32,097,377
Spare parts and supplies	28,777,180	19,774,056
Work in progress	780,324	676,609
Other inventories	1,049,165	4,134,237
Obsolescence provision (2)	(2,603,303)	(3,535,451)
Total	151,319,709	131,363,000
(1)	Approximately 80% is composed of concentrate and sweeteners used in the preparation of beverages, as well as caps and PET supplies used in the packaging of the product.
(2)

The obsolescence provision is related mainly with the obsolescence of spare parts classified as inventories and to a lesser extent to finished products and raw materials. The general standard is to provision all those multi-functional spare parts without utility in rotation in the last four years prior to the technical analysis technical to adjust the provision. In the case of raw materials and finished products, the obsolescence provision is determined according to maturity.